OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2023
Other Non-current Assets
OTHER NON-CURRENT ASSETS

NOTE 15 – OTHER NON-CURRENT ASSETS

As discussed in the Note 14 above, we have tested long-lived asset for recoverability on September 1, 2023. As a result, the non-current assets with carrying amount of $1,250,508 have been fully impaired. Depreciation of these assets during the year ended September 30, 2023 and 2022 amounted to $1,762,415 and $587,684, respectively.

	September 30, 2023	September 30, 2022
Other Non-current Assets
Other assets	$-	$81,589
Show room vehicles	-	2,982,986
Security deposits	960,502	281,056
Total Other Assets	$960,502	$3,345,631